Distribution Date:	02/17/22	UBS Commercial Mortgage Trust 2018-C13
Determination Date:	02/11/22
Next Distribution Date:	03/17/22
Record Date:	01/31/22	Commercial Mortgage Pass-Through Certificates
Series 2018-C13

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	90353KAU3	3.366100%	19,987,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90353KAV1	4.207600%	97,922,000.00	59,069,892.61	458,044.50	207,118.73	0.00	0.00	665,163.23	58,611,848.11	32.71%	30.00%
A-SB	90353KAW9	4.241000%	38,766,000.00	38,766,000.00	0.00	137,005.51	0.00	0.00	137,005.51	38,766,000.00	32.71%	30.00%
A-3	90353KAX7	4.069400%	120,000,000.00	120,000,000.00	0.00	406,940.00	0.00	0.00	406,940.00	120,000,000.00	32.71%	30.00%
A-4	90353KAY5	4.334400%	223,741,000.00	223,741,000.00	0.00	808,152.49	0.00	0.00	808,152.49	223,741,000.00	32.71%	30.00%
A-S	90353KBB4	4.585300%	62,552,000.00	62,552,000.00	0.00	239,016.40	0.00	0.00	239,016.40	62,552,000.00	23.17%	21.25%
B	90353KBC2	4.786300%	34,850,000.00	34,850,000.00	0.00	139,002.13	0.00	0.00	139,002.13	34,850,000.00	17.86%	16.38%
C	90353KBD0	4.927824%	31,276,000.00	31,276,000.00	0.00	128,435.52	0.00	0.00	128,435.52	31,276,000.00	13.09%	12.00%
D	90353KAC3	3.000000%	16,442,000.00	16,442,000.00	0.00	41,105.00	0.00	0.00	41,105.00	16,442,000.00	10.58%	9.70%
D-RR	90353KAF6	4.974824%	19,302,000.00	19,302,000.00	0.00	80,020.04	0.00	0.00	80,020.04	19,302,000.00	7.63%	7.00%
E-RR	90353KAH2	4.974824%	8,936,000.00	8,936,000.00	0.00	37,045.86	0.00	0.00	37,045.86	8,936,000.00	6.27%	5.75%
F-RR	90353KAK5	4.974824%	7,149,000.00	7,149,000.00	0.00	29,637.51	0.00	0.00	29,637.51	7,149,000.00	5.18%	4.75%
G-RR	90353KAM1	4.974824%	8,042,000.00	8,042,000.00	0.00	33,339.61	0.00	0.00	33,339.61	8,042,000.00	3.95%	3.63%
NR-RR*	90353KAN9	4.974824%	25,915,367.00	25,915,367.00	0.00	213,672.19	0.00	0.00	213,672.19	25,915,367.00	0.00%	0.00%
Z	90353KAR0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90353KAS8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			714,880,367.00	656,041,259.61	458,044.50	2,500,490.99	0.00	0.00	2,958,535.49	655,583,215.11

Notional Certificates
X-A	90353KAZ2	0.737600%	500,416,000.00	441,576,892.61	0.00	271,422.70	0.00	0.00	271,422.70	441,118,848.11
X-B	90353KBA6	0.251834%	128,678,000.00	128,678,000.00	0.00	27,004.61	0.00	0.00	27,004.61	128,678,000.00
X-D	90353KAA7	1.974824%	16,442,000.00	16,442,000.00	0.00	27,058.38	0.00	0.00	27,058.38	16,442,000.00
Notional SubTotal			645,536,000.00	586,696,892.61	0.00	325,485.69	0.00	0.00	325,485.69	586,238,848.11

Deal Distribution Total					458,044.50	2,825,976.68	0.00	0.00	3,284,021.18

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90353KAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90353KAV1	603.23413135	4.67764649	2.11513991	0.00000000	0.00000000	0.00000000	0.00000000	6.79278640	598.55648486
A-SB	90353KAW9	1,000.00000000	0.00000000	3.53416680	0.00000000	0.00000000	0.00000000	0.00000000	3.53416680	1,000.00000000
A-3	90353KAX7	1,000.00000000	0.00000000	3.39116667	0.00000000	0.00000000	0.00000000	0.00000000	3.39116667	1,000.00000000
A-4	90353KAY5	1,000.00000000	0.00000000	3.61199999	0.00000000	0.00000000	0.00000000	0.00000000	3.61199999	1,000.00000000
A-S	90353KBB4	1,000.00000000	0.00000000	3.82108326	0.00000000	0.00000000	0.00000000	0.00000000	3.82108326	1,000.00000000
B	90353KBC2	1,000.00000000	0.00000000	3.98858336	0.00000000	0.00000000	0.00000000	0.00000000	3.98858336	1,000.00000000
C	90353KBD0	1,000.00000000	0.00000000	4.10652002	0.00000000	0.00000000	0.00000000	0.00000000	4.10652002	1,000.00000000
D	90353KAC3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
D-RR	90353KAF6	1,000.00000000	0.00000000	4.14568646	0.00000000	0.00000000	0.00000000	0.00000000	4.14568646	1,000.00000000
E-RR	90353KAH2	1,000.00000000	0.00000000	4.14568711	0.00000000	0.00000000	0.00000000	0.00000000	4.14568711	1,000.00000000
F-RR	90353KAK5	1,000.00000000	0.00000000	4.14568611	0.00000000	0.00000000	0.00000000	0.00000000	4.14568611	1,000.00000000
G-RR	90353KAM1	1,000.00000000	0.00000000	4.14568640	0.00000000	0.00000000	0.00000000	0.00000000	4.14568640	1,000.00000000
NR-RR	90353KAN9	1,000.00000000	0.00000000	8.24499958	(4.09931297)	4.14789264	0.00000000	0.00000000	8.24499958	1,000.00000000
Z	90353KAR0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90353KAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90353KAZ2	882.41961210	0.00000000	0.54239413	0.00000000	0.00000000	0.00000000	0.00000000	0.54239413	881.50428466
X-B	90353KBA6	1,000.00000000	0.00000000	0.20986190	0.00000000	0.00000000	0.00000000	0.00000000	0.20986190	1,000.00000000
X-D	90353KAA7	1,000.00000000	0.00000000	1.64568666	0.00000000	0.00000000	0.00000000	0.00000000	1.64568666	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	01/01/22 - 01/30/22	30	0.00	207,118.73	0.00	207,118.73	0.00	0.00	0.00	207,118.73	0.00
A-SB	01/01/22 - 01/30/22	30	0.00	137,005.51	0.00	137,005.51	0.00	0.00	0.00	137,005.51	0.00
A-3	01/01/22 - 01/30/22	30	0.00	406,940.00	0.00	406,940.00	0.00	0.00	0.00	406,940.00	0.00
A-4	01/01/22 - 01/30/22	30	0.00	808,152.49	0.00	808,152.49	0.00	0.00	0.00	808,152.49	0.00
X-A	01/01/22 - 01/30/22	30	0.00	271,422.70	0.00	271,422.70	0.00	0.00	0.00	271,422.70	0.00
X-B	01/01/22 - 01/30/22	30	0.00	27,004.61	0.00	27,004.61	0.00	0.00	0.00	27,004.61	0.00
X-D	01/01/22 - 01/30/22	30	0.00	27,058.38	0.00	27,058.38	0.00	0.00	0.00	27,058.38	0.00
A-S	01/01/22 - 01/30/22	30	0.00	239,016.40	0.00	239,016.40	0.00	0.00	0.00	239,016.40	0.00
B	01/01/22 - 01/30/22	30	0.00	139,002.13	0.00	139,002.13	0.00	0.00	0.00	139,002.13	0.00
C	01/01/22 - 01/30/22	30	0.00	128,435.52	0.00	128,435.52	0.00	0.00	0.00	128,435.52	0.00
D	01/01/22 - 01/30/22	30	0.00	41,105.00	0.00	41,105.00	0.00	0.00	0.00	41,105.00	0.00
D-RR	01/01/22 - 01/30/22	30	0.00	80,020.04	0.00	80,020.04	0.00	0.00	0.00	80,020.04	0.00
E-RR	01/01/22 - 01/30/22	30	0.00	37,045.86	0.00	37,045.86	0.00	0.00	0.00	37,045.86	0.00
F-RR	01/01/22 - 01/30/22	30	0.00	29,637.51	0.00	29,637.51	0.00	0.00	0.00	29,637.51	0.00
G-RR	01/01/22 - 01/30/22	30	0.00	33,339.61	0.00	33,339.61	0.00	0.00	0.00	33,339.61	0.00
NR-RR	01/01/22 - 01/30/22	30	212,846.96	107,436.99	0.00	107,436.99	(106,235.20)	0.00	0.00	213,672.19	107,494.16
Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			212,846.96	2,719,741.48	0.00	2,719,741.48	(106,235.20)	0.00	0.00	2,825,976.68	107,494.16

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,284,021.18
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,821,016.64	Master Servicing Fee	3,470.84
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,536.26
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	282.46
ARD Interest	0.00	Operating Advisor Fee	1,186.34
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	141.23
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,821,016.64	Total Fees	10,617.13

Principal		Expenses/Reimbursements
Scheduled Principal	458,044.50	Reimbursement for Interest on Advances	21,549.61
Unscheduled Principal Collections		ASER Amount	(105,601.56)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(24,500.00)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	823.25
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	1,493.50
Total Principal Collected	458,044.50	Total Expenses/Reimbursements	(106,235.20)

		Interest Reserve Deposit	90,658.05

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,825,976.68
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	458,044.50
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,284,021.18
Total Funds Collected	3,279,061.14	Total Funds Distributed	3,279,061.16

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	656,041,260.00	656,041,260.00	Beginning Certificate Balance	656,041,259.61
(-) Scheduled Principal Collections	458,044.50	458,044.50	(-) Principal Distributions	458,044.50
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	655,583,215.50	655,583,215.50	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	656,394,792.39	656,394,792.39	Ending Certificate Balance	655,583,215.11
Ending Actual Collateral Balance	655,637,577.33	655,637,577.33

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.39)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.39)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.97%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	8	29,933,409.14	4.57%	79	5.2742	1.744603	1.30 or less	13	136,098,619.26	20.76%	70	5.4948	0.955236
5,000,001 to 10,000,000	23	172,725,261.96	26.35%	69	5.1014	1.782270	1.31 to 1.40	3	25,663,080.93	3.91%	80	5.3108	1.313274
10,000,001 to 15,000,000	11	140,936,078.07	21.50%	74	5.2140	1.342987	1.41 to 1.50	8	98,664,727.70	15.05%	79	5.3005	1.456260
15,000,001 to 20,000,000	7	122,260,489.02	18.65%	79	5.1535	1.510318	1.51 to 1.60	3	24,188,231.30	3.69%	79	4.8696	1.572965
20,000,001 to 25,000,000	2	40,915,239.02	6.24%	79	5.1825	1.535721	1.61 to 1.70	6	120,962,548.64	18.45%	79	4.9366	1.629744
25,000,001 to 30,000,000	4	115,062,738.29	17.55%	48	4.3103	2.151618	1.71 to 1.80	4	22,113,767.67	3.37%	79	5.2611	1.749167
30,000,001 to 35,000,000	1	33,750,000.00	5.15%	79	4.7900	2.320000	1.81 to 1.90	1	10,429,984.84	1.59%	78	5.0400	1.820000
35,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	1	7,464,209.70	1.14%	79	5.4475	1.980000
Totals	56	655,583,215.50	100.00%	70	4.9934	1.712518	2.01 to 2.25	8	107,384,366.22	16.38%	52	4.3507	2.121310
							2.26 to 2.50	2	38,800,180.18	5.92%	79	5.0087	2.318698
							2.51 or greater	7	63,813,499.06	9.73%	52	4.3949	2.976146
							Totals	56	655,583,215.50	100.00%	70	4.9934	1.712518
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	409,000.00	0.06%	79	4.7598	1.620000	Texas	5	39,120,408.07	5.97%	79	5.0075	1.544409
Alaska	1	6,692,768.97	1.02%	79	5.3045	1.310000	Utah	1	6,283,000.00	0.96%	79	4.8570	2.130000
Arizona	5	35,819,918.52	5.46%	79	5.0736	1.763694	Virginia	1	14,768,758.79	2.25%	80	5.2400	1.310000
California	6	84,907,186.28	12.95%	58	4.4603	2.427798	Wisconsin	1	1,511,000.00	0.23%	79	4.7598	1.620000
Colorado	2	51,433,455.05	7.85%	23	3.9278	1.979854	Totals	65	655,583,215.50	100.00%	70	4.9934	1.712518
Delaware	1	30,000,000.00	4.58%	78	4.2775	1.630000
									Property Type³
Florida	6	37,405,981.85	5.71%	78	5.3756	1.837168
Georgia	1	3,405,340.83	0.52%	80	5.3100	1.770000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	3	58,689,056.90	8.95%	67	5.5038	0.885799		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	15,705,888.55	2.40%	79	4.7400	1.560000	Industrial	12	43,488,862.09	6.63%	79	5.0257	1.671938
Iowa	1	2,050,000.00	0.31%	79	4.7598	1.620000	Lodging	16	95,941,613.86	14.63%	66	5.3272	1.407881
Kentucky	1	5,613,231.79	0.86%	80	5.5700	2.540000	Mixed Use	3	29,556,941.94	4.51%	79	5.1923	1.689344
Louisiana	1	2,320,000.00	0.35%	79	4.7598	1.620000	Multi-Family	4	106,591,043.67	16.26%	62	4.9892	1.802315
Maryland	1	19,865,773.70	3.03%	78	5.0100	1.640000	Office	11	150,425,455.48	22.95%	60	4.6338	2.040367
Massachusetts	2	25,001,941.20	3.81%	55	5.3482	1.424495	Other	1	13,431,088.45	2.05%	80	5.9900	1.250000
Mississippi	1	13,409,143.78	2.05%	78	4.9970	2.180000	Retail	16	209,398,210.12	31.94%	79	5.0003	1.576534
Missouri	3	39,247,187.21	5.99%	79	5.2844	1.583455	Self Storage	2	6,750,000.00	1.03%	79	5.0523	2.820000
Nevada	2	25,096,959.43	3.83%	79	4.9895	1.598770	Totals	65	655,583,215.50	100.00%	70	4.9934	1.712518
New Hampshire	1	27,062,738.29	4.13%	79	5.5152	1.610000
New Jersey	8	24,750,000.00	3.78%	80	5.6951	1.697576
New Mexico	1	6,651,737.46	1.01%	78	5.2400	1.260000
Ohio	1	14,620,760.99	2.23%	79	5.3200	1.470000
Pennsylvania	3	52,845,838.23	8.06%	79	5.1454	1.950507
South Carolina	1	4,407,918.41	0.67%	80	5.8100	0.900000
Tennessee	2	6,488,221.31	0.99%	78	5.0000	0.440000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.5000% or less	5	106,000,000.00	16.17%	35	3.9247	2.279434	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7000%	4	48,342,222.44	7.37%	79	4.6321	2.281480	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7001% to 4.9000%	6	95,174,888.55	14.52%	79	4.7854	1.931237	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.9001% to 5.1000%	9	100,379,380.71	15.31%	78	5.0127	1.701286	37 months to 48 months	56	655,583,215.50	100.00%	70	4.9934	1.712518
	5.1001% to 5.3000%	10	70,614,169.29	10.77%	78	5.2192	1.414899	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.3001% to 5.5000%	9	90,127,938.01	13.75%	79	5.3771	1.464342	Totals	56	655,583,215.50	100.00%	70	4.9934	1.712518
	5.5001% to 5.7000%	9	102,055,429.46	15.57%	67	5.5465	1.204197
	5.7001% or greater	4	42,889,187.04	6.54%	80	5.9641	1.432107
	Totals	56	655,583,215.50	100.00%	70	4.9934	1.712518
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	88 months or less	56	655,583,215.50	100.00%	70	4.9934	1.712518	Interest Only	16	214,933,000.00	32.79%	57	4.4733	2.131789
	89 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	6	28,342,974.16	4.32%	80	5.6745	1.746234
	Totals	56	655,583,215.50	100.00%	70	4.9934	1.712518	300 months to 350 months	34	412,307,241.34	62.89%	76	5.2177	1.491637
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	56	655,583,215.50	100.00%	70	4.9934	1.712518
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		2	34,936,000.00	5.33%	80	5.3856	1.522679				None
	12 months or less	54	620,647,215.50	94.67%	69	4.9713	1.723204
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	655,583,215.50	100.00%	70	4.9934	1.712518
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30501449	OF	Denver	CO	Actual/360	3.851%	99,486.75	0.00	0.00	N/A	09/06/23	--	30,000,000.00	30,000,000.00	02/06/22
1A3	30501451				Actual/360	3.851%	33,162.25	0.00	0.00	N/A	09/06/23	--	10,000,000.00	10,000,000.00	02/06/22
1A6	30501454				Actual/360	3.851%	26,529.80	0.00	0.00	N/A	09/06/23	--	8,000,000.00	8,000,000.00	02/06/22
2A1	30501362	MF	Chicago	IL	Actual/360	5.522%	75,697.66	15,369.55	0.00	N/A	08/06/28	--	15,919,406.77	15,904,037.22	02/06/22
2A2	30501365				Actual/360	5.522%	61,504.35	12,487.76	0.00	N/A	08/06/28	--	12,934,517.99	12,922,030.23	02/06/22
2A3	30501366				Actual/360	5.522%	47,311.04	9,605.97	0.00	N/A	08/06/28	--	9,949,629.22	9,940,023.25	02/06/22
2A4	30501367				Actual/360	5.522%	29,805.95	6,051.77	0.00	N/A	08/06/28	--	6,268,266.40	6,262,214.63	02/06/22
3	30315035	OF	Lower Makefield Towns PA		Actual/360	4.790%	139,209.38	0.00	0.00	N/A	09/06/28	--	33,750,000.00	33,750,000.00	02/06/22
4	30315036	RT	Newark	DE	Actual/360	4.277%	110,502.08	0.00	0.00	N/A	08/01/28	--	30,000,000.00	30,000,000.00	02/01/22
5	30501236	MF	Los Angeles	CA	Actual/360	3.673%	88,555.29	0.00	0.00	N/A	07/06/23	--	28,000,000.00	28,000,000.00	02/06/22
7	30501448	MF	Manchester	NH	Actual/360	5.515%	128,650.30	26,047.98	0.00	N/A	09/06/28	--	27,088,786.27	27,062,738.29	02/06/22
8	30501549	RT	Las Vegas	NV	Actual/360	5.004%	88,879.71	27,666.29	0.00	N/A	09/06/28	--	20,625,702.94	20,598,036.65	02/06/22
9	30501551	RT	Kansas City	MO	Actual/360	5.363%	93,941.44	23,499.39	0.00	N/A	09/06/28	--	20,340,701.76	20,317,202.37	02/06/22
10	30315037	Various Various		NJ	Actual/360	5.853%	100,801.67	0.00	0.00	N/A	10/06/28	--	20,000,000.00	20,000,000.00	02/06/22
11	30315044	RT	Silver Spring	MD	Actual/360	5.010%	85,797.83	21,688.76	0.00	N/A	08/06/28	--	19,887,462.46	19,865,773.70	02/06/22
12	30501559	RT	Killeen	TX	Actual/360	4.815%	74,632.50	0.00	0.00	N/A	09/06/28	--	18,000,000.00	18,000,000.00	02/06/22
13	30315045	OF	Santa Rosa	CA	Actual/360	4.650%	70,873.75	0.00	0.00	N/A	08/06/28	--	17,700,000.00	17,700,000.00	02/06/22
15	30315046	LO	Fort Wayne	IN	Actual/360	4.740%	64,180.26	18,144.81	0.00	N/A	09/01/28	--	15,724,033.36	15,705,888.55	02/01/22
16	30315047	RT	Marana	AZ	Actual/360	5.452%	70,905.79	18,329.62	0.00	N/A	10/06/28	--	15,103,119.17	15,084,789.55	02/06/22
17A4	30315049	OF	Lawrence	MA	Actual/360	5.176%	44,229.39	10,533.53	0.00	N/A	06/06/28	--	9,923,330.88	9,912,797.35	02/06/22
17A5	30315048				Actual/360	5.176%	25,210.75	6,004.12	0.00	N/A	06/06/28	--	5,656,298.55	5,650,294.43	02/06/22
18	30315050	RT	Roanoke	VA	Actual/360	5.240%	66,724.62	18,770.98	0.00	N/A	10/01/28	--	14,787,529.77	14,768,758.79	02/01/22
19	30501510	IN	Various	Various	Actual/360	4.760%	61,218.43	0.00	0.00	N/A	09/06/28	--	14,936,000.00	14,936,000.00	01/06/22
20	30315051	MU	Cincinnati	OH	Actual/360	5.320%	67,052.05	15,873.50	0.00	N/A	09/06/28	--	14,636,634.49	14,620,760.99	02/06/22
21	30501585	98	Pittsburgh	PA	Actual/360	5.990%	69,353.06	14,494.03	0.00	N/A	10/06/28	--	13,445,582.48	13,431,088.45	02/06/22
22	30315052	RT	Jackson	MS	Actual/360	4.997%	57,762.36	14,683.81	0.00	N/A	08/06/28	--	13,423,827.59	13,409,143.78	02/06/22
23	30314881	LO	Various	Various	Actual/360	5.000%	54,372.22	13,804.13	0.00	N/A	08/01/28	--	12,628,387.02	12,614,582.89	02/01/22
24	30315053	IN	Carlsbad	CA	Actual/360	4.640%	49,744.67	0.00	0.00	N/A	09/06/28	--	12,450,000.00	12,450,000.00	02/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	30315054	LO	Deerfield	IL	Actual/360	5.632%	52,005.47	12,517.55	0.00	N/A	10/06/23	--	10,723,269.07	10,710,751.52	02/06/22
26	30501532	RT	Red Bluff	CA	Actual/360	5.265%	48,303.77	10,882.80	0.00	N/A	09/06/28	--	10,653,859.38	10,642,976.58	02/06/22
27	30315055	RT	Rolla	MO	Actual/360	5.040%	45,315.21	11,308.03	0.00	N/A	08/06/28	--	10,441,292.87	10,429,984.84	02/06/22
28	30315056	LO	Danvers	MA	Actual/360	5.632%	45,829.82	11,031.10	0.00	N/A	10/06/23	--	9,449,880.46	9,438,849.36	02/06/22
29	30315057	RT	Chandler	AZ	Actual/360	4.690%	38,582.35	11,149.19	0.00	N/A	09/06/28	--	9,553,371.63	9,542,222.44	02/06/22
30	30315058	LO	Lake City	FL	Actual/360	5.070%	36,285.87	11,061.07	0.00	N/A	08/01/28	--	8,311,328.34	8,300,267.27	02/01/22
31	30315059	MU	Southlake	TX	Actual/360	5.220%	38,936.25	8,943.94	0.00	N/A	09/01/28	--	8,662,124.89	8,653,180.95	02/01/22
32	30315060	OF	San Diego	CA	Actual/360	4.520%	33,667.72	0.00	0.00	N/A	10/01/28	--	8,650,000.00	8,650,000.00	02/01/22
33	30501488	OF	St Louis	MO	Actual/360	5.396%	39,492.79	0.00	0.00	N/A	09/06/28	--	8,500,000.00	8,500,000.00	02/06/22
34	30315061	LO	Gainesville	FL	Actual/360	5.370%	37,445.32	10,125.74	0.00	N/A	08/01/28	--	8,097,745.45	8,087,619.71	02/01/22
35	30501556	RT	Merced	CA	Actual/360	5.447%	35,049.39	7,570.32	0.00	N/A	09/06/28	--	7,471,780.02	7,464,209.70	02/06/22
36	30315062	LO	Santa Fe	NM	Actual/360	5.240%	30,052.73	8,558.18	0.00	N/A	08/06/28	--	6,660,295.64	6,651,737.46	02/06/22
37	30501552	RT	Fort Smith	AK	Actual/360	5.305%	30,604.30	7,292.13	0.00	09/06/28	06/06/32	--	6,700,061.10	6,692,768.97	02/06/22
38	30501560	MF	Scottsdale	AZ	Actual/360	4.779%	26,751.92	0.00	0.00	N/A	09/06/28	--	6,500,000.00	6,500,000.00	02/06/22
39	30501553	MU	Sandy	UT	Actual/360	4.857%	26,278.12	0.00	0.00	N/A	09/06/28	--	6,283,000.00	6,283,000.00	02/06/22
40	30315063	LO	Fort Pierce	FL	Actual/360	5.390%	27,674.87	7,381.80	0.00	N/A	09/06/28	--	5,962,627.69	5,955,245.89	02/06/22
41	30315064	RT	Pensacola	FL	Actual/360	5.040%	25,692.83	7,337.39	0.00	N/A	09/01/28	--	5,920,006.19	5,912,668.80	02/01/22
42	30315065	IN	Lewisburg	PA	Actual/360	5.260%	25,706.79	10,733.36	0.00	N/A	10/01/28	--	5,675,483.14	5,664,749.78	02/01/22
43	30315066	LO	Florence	KY	Actual/360	5.570%	26,971.80	10,124.69	0.00	N/A	10/10/28	--	5,623,356.48	5,613,231.79	02/10/22
44	30315067	LO	Brooksville	FL	Actual/360	6.470%	28,180.21	7,843.15	0.00	N/A	10/01/28	--	5,058,023.33	5,050,180.18	02/01/22
45	30315068	SS	Hackettstown	NJ	Actual/360	5.030%	20,574.10	0.00	0.00	N/A	09/01/28	--	4,750,000.00	4,750,000.00	02/01/22
46	30501356	OF	Las Vegas	NV	Actual/360	4.922%	19,094.37	6,178.70	0.00	N/A	08/06/28	--	4,505,101.48	4,498,922.78	02/06/22
47	30315069	LO	Travelers Rest	SC	Actual/360	5.810%	22,091.32	7,647.33	0.00	N/A	10/01/28	--	4,415,565.74	4,407,918.41	08/01/21
48	30315070	IN	Baytown	TX	Actual/360	5.570%	20,188.90	7,633.47	0.00	N/A	09/06/28	--	4,209,186.64	4,201,553.17	01/06/22
49	30315071	RT	Pompano Beach	FL	Actual/360	5.120%	18,076.44	0.00	0.00	N/A	07/06/28	--	4,100,000.00	4,100,000.00	02/06/22
51	30315073	LO	Norcross	GA	Actual/360	5.310%	15,600.19	6,401.75	0.00	N/A	10/01/28	--	3,411,742.58	3,405,340.83	02/01/22
52	30315074	RT	Coppell	TX	Actual/360	5.270%	11,676.15	3,266.81	0.00	N/A	09/06/28	--	2,572,940.76	2,569,673.95	02/06/22
53	30501489	SS	Yuma	AZ	Actual/360	5.105%	8,792.29	0.00	0.00	N/A	09/06/28	--	2,000,000.00	2,000,000.00	02/06/22
Totals							2,821,016.64	458,044.50	0.00				656,041,260.00	655,583,215.50
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	13,480,287.46	12,532,997.76	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	13,480,287.46	12,532,997.76	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A6	13,480,287.46	12,532,997.76	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	2,020,617.37	2,402,001.25	01/01/21	12/31/21	02/11/22	3,979,851.69	0.00	0.00	0.00	0.00	0.00
2A2	2,020,617.37	2,402,001.25	01/01/21	12/31/21	02/11/22	3,233,629.50	0.00	0.00	0.00	0.00	0.00
2A3	2,020,617.37	2,402,001.25	01/01/21	12/31/21	02/11/22	2,487,407.31	0.00	0.00	0.00	0.00	0.00
2A4	2,020,617.37	2,402,001.25	01/01/21	12/31/21	02/11/22	1,567,066.60	0.00	0.00	0.00	0.00	0.00
3	3,880,017.20	4,138,240.21	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	41,249,183.40	39,359,360.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,817,597.55	9,966,420.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,980,208.69	2,530,785.94	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,365,348.33	2,530,956.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,131,299.83	3,068,565.98	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	9,942,344.89	9,023,625.56	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,074,303.03	6,328,630.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,510,297.73	1,438,723.84	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,064,310.93	2,003,115.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	422,725.12	1,432,119.66	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,373,802.43	1,425,227.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17A4	6,847,132.00	7,128,358.67	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17A5	6,847,132.00	7,128,358.67	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,348,796.92	1,420,612.77	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,889,678.60	1,900,599.93	--	--	--	0.00	0.00	0.00	0.00	612.85	0.00
20	1,620,112.58	1,623,419.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,193,733.24	1,290,665.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,880,162.90	1,578,296.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	373,095.10	1,565,032.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,558,558.84	1,316,193.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	(58,554.84)	681,255.92	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	840,995.74	510,455.68	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,011,076.84	1,079,431.69	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	495,504.75	1,023,450.79	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	680,404.41	948,207.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,068,870.31	1,634,061.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	816,161.75	842,276.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,335,391.84	1,263,258.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,095,518.96	948,627.37	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	158,424.05	678,054.85	01/01/21	09/30/21	04/12/21	0.00	0.00	0.00	0.00	0.00	0.00
35	772,789.78	215,890.12	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	343,911.34	715,581.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	577,699.34	597,452.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	841,963.24	842,586.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	699,137.72	692,546.96	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	475,658.76	840,559.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	639,817.71	720,118.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	638,792.29	685,759.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	227,315.68	1,225,180.41	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	704,333.58	1,085,988.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	639,298.16	671,042.46	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	390,023.59	447,307.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	345,546.40	377,764.63	01/01/21	09/30/21	--	0.00	0.00	148,646.17	148,646.17	64,748.70	0.00
48	561,381.03	528,700.59	01/01/21	06/30/21	--	0.00	0.00	27,600.37	27,600.37	0.00	0.00
49	376,359.72	373,503.24	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	221,463.73	516,981.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	328,629.68	300,893.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	245,312.32	317,530.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	172,366,401.05	176,168,775.80				11,267,955.10	0.00	176,246.54	176,246.54	65,361.55	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	29,124,268.11	0	0.00	0	0.00	4.993399%	4.974606%	70
01/18/22	0	0.00	0	0.00	3	38,803,553.98	1	0.00	0	0.00	0	0.00	0	0.00	1	3,741,110.09	4.993618%	4.974824%	71
12/17/21	1	4,216,783.68	0	0.00	4	42,588,713.10	1	3,747,873.14	0	0.00	1	15,934,703.58	0	0.00	0	0.00	4.997049%	4.978275%	72
11/18/21	0	0.00	2	7,980,176.19	4	45,165,128.66	1	3,755,181.16	0	0.00	0	0.00	0	0.00	0	0.00	4.997296%	4.978521%	73
10/18/21	1	3,761,877.16	1	4,232,516.60	4	45,207,996.17	1	3,761,877.16	0	0.00	0	0.00	0	0.00	0	0.00	4.997513%	4.978736%	74
09/17/21	0	0.00	1	4,240,655.26	4	45,257,569.97	1	3,769,120.60	0	0.00	1	15,180,134.49	0	0.00	0	0.00	4.997758%	4.978979%	75
08/17/21	1	4,248,102.08	0	0.00	4	45,300,000.00	1	3,775,750.18	0	0.00	0	0.00	0	0.00	0	0.00	4.997956%	4.979177%	76
07/16/21	1	4,255,513.35	0	0.00	4	45,300,000.00	1	3,782,348.17	0	0.00	1	12,700,000.00	0	0.00	0	0.00	4.998120%	4.979339%	77
06/17/21	2	24,263,545.76	0	0.00	5	58,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.998302%	4.979520%	78
05/17/21	1	4,270,883.31	0	0.00	5	58,000,000.00	0	0.00	0	0.00	3	24,844,293.74	0	0.00	0	0.00	4.998459%	4.979675%	79
04/16/21	0	0.00	0	0.00	6	62,485,515.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.998635%	4.979850%	80
03/17/21	1	4,286,109.23	0	0.00	7	70,693,996.13	0	0.00	0	0.00	1	8,201,219.19	0	0.00	0	0.00	4.998791%	4.980003%	81
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
48	30315070	01/06/22	0	B	27,600.37	27,600.37	0.00	4,209,186.64	11/08/21	98
Totals					27,600.37	27,600.37	0.00	4,209,186.64

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		96,149,601	96,149,601	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		559,433,615	559,433,615	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-22	655,583,216	655,583,216	0	0	0	0
Jan-22	656,041,260	617,237,706	0	0	38,803,554	0
Dec-21	660,245,094	613,439,597	4,216,784	0	42,588,713	0
Nov-21	660,763,995	607,618,690	0	7,980,176	45,165,129	0
Oct-21	661,222,250	608,019,860	3,761,877	4,232,517	45,207,996	0
Sep-21	661,736,845	612,238,620	0	4,240,655	45,257,570	0
Aug-21	662,117,233	612,569,131	4,248,102	0	45,300,000	0
Jul-21	662,393,800	612,838,286	4,255,513	0	45,300,000	0
Jun-21	662,702,607	580,439,061	24,263,546	0	58,000,000	0
May-21	662,960,539	600,689,655	4,270,883	0	58,000,000	0
Apr-21	663,248,629	600,763,113	0	0	62,485,516	0
Mar-21	663,504,032	588,523,927	4,286,109	0	70,693,996	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2A1	30501362	15,904,037.22	15,904,037.22	72,600,000.00	11/15/20	2,356,601.25	0.87000	12/31/21	08/06/28	319
2A2	30501365	12,922,030.23	12,922,030.23	72,600,000.00	11/15/20	2,356,601.25	0.87000	12/31/21	08/06/28	319
2A3	30501366	9,940,023.25	9,940,023.25	72,600,000.00	11/15/20	2,356,601.25	0.87000	12/31/21	08/06/28	319
2A4	30501367	6,262,214.63	6,262,214.63	72,600,000.00	11/15/20	2,356,601.25	0.87000	12/31/21	08/06/28	319
47	30315069	4,407,918.41	4,454,646.77	4,300,000.00	08/24/20	319,993.51	0.90000	09/30/21	10/01/28	259
48	30315070	4,201,553.17	4,209,186.64	7,800,000.00	06/11/18	444,700.59	1.33000	06/30/21	09/06/28	258
Totals		53,637,776.91	53,692,138.74	302,500,000.00		10,191,099.10

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2A1	30501362	MF	IL	07/07/20	1

2/4/22 - The loan was transferred into Special Servicing o 7/7/20 due to payment default. The Buckingham is a 454 bed (129 unit) student housing building located at 59 East Van Buren Street in Chicago, Illinois. Borrower and Special Servicer

	came to a forbearance agreement that was closed on 10/15/2021. The loan will be returned to master after three on time payments.

2A2	30501365	Various	Various	07/07/20	1

2/4/2022 - The loan was transferred into Special Servicing o 7/7/20 due to payment default. The Buckingham is a 454 bed (129 unit) student housing building located at 59 East Van Buren Street in Chicago, Illinois. Borrower and Special

	Servicer came to a forbearance agreement that was closed on 10/15/2021. The loan will be returned to master after three on time payments.

2A3	30501366	Various	Various	07/07/20	1

2/4/2022 - The loan was transferred into Special Servicing o 7/7/20 due to payment default. The Buckingham is a 454 bed (129 unit) student housing building located at 59 East Van Buren Street in Chicago, Illinois. Borrower and Special

	Servicer came to a forbearance agreement that was closed on 10/15/2021. The loan will be returned to master after three on time payments.

2A4	30501367	Various	Various	07/07/20	1

2/4/2022 - The loan was transferred into Special Servicing o 7/7/20 due to payment default. The Buckingham is a 454 bed (129 unit) student housing building located at 59 East Van Buren Street in Chicago, Illinois. Borrower and Special

	Servicer came to a forbearance agreement that was closed on 10/15/2021. The loan will be returned to master after three on time payments.

47	30315069	LO	SC	04/05/20	8
	Special Servicer comments are not available for this cycle.

48	30315070	IN	TX	11/08/21	98
	1/25/22: Loan transferred to MLS Special Servicing due to payment default. Borrower has brought monthly debt service payments current and negotiations in process regarding return to master.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2A1	30501362	0.00	5.52200%	0.00	5.52200%	10	10/04/21	10/04/21	12/07/21
2A2	30501365	0.00	5.52200%	0.00	5.52200%	9	10/04/21	10/04/21	01/27/22
2A3	30501366	0.00	5.52200%	0.00	5.52200%	9	10/04/21	10/04/21	01/27/22
2A4	30501367	0.00	5.52200%	0.00	5.52200%	9	10/04/21	10/04/21	01/27/22
11	30315044	20,000,000.00	5.01000%	20,000,000.00	5.01000%	8	06/01/20	06/05/20	06/08/20
15	30315046	15,800,000.00	4.74000%	15,800,000.00	4.74000%	8	06/29/20	06/01/20	08/10/20
16	30315047	0.00	5.45200%	0.00	5.45200%	8	08/19/21	08/19/21	08/27/21
23	30314881	12,700,000.00	5.00000%	12,700,000.00	5.00000%	8	06/25/21	06/25/21	07/07/21
25	30315054	10,990,399.52	5.63200%	10,990,399.52	5.63200%	10	05/06/20	05/06/20	05/06/20
25	30315054	0.00	5.63200%	0.00	5.63200%	8	02/02/21	12/04/20	02/10/21
28	30315056	9,685,289.40	5.63200%	9,685,289.40	5.63200%	10	05/06/20	05/06/20	05/06/20
28	30315056	0.00	5.63200%	0.00	5.63200%	8	02/02/21	12/04/20	02/10/21
34	30315061	8,244,199.07	5.37000%	8,244,199.07	5.37000%	10	12/01/20	12/01/20	02/18/21
43	30315066	5,834,448.00	5.57000%	5,834,448.00	5.57000%	10	05/04/20	05/08/20	05/08/20
47	30315069	4,546,148.12	5.81000%	4,546,148.12	5.81000%	10	04/13/21	09/01/20	04/29/21
51	30315073	3,545,038.12	5.31000%	3,545,038.12	5.31000%	8	05/22/20	05/01/20	05/29/20
Totals		91,345,522.23		91,345,522.23
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6A1	30501351 02/18/21	20,000,000.00	44,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		20,000,000.00	44,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6A1	30501351	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00		0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A1	0.00	0.00	(7,000.00)	0.00	0.00	(37,298.57)	0.00	0.00	19,630.32	0.00	0.00	0.00
2A2	0.00	0.00	(7,000.00)	0.00	0.00	(30,305.08)	0.00	0.00	681.04	0.00	0.00	0.00
2A3	0.00	0.00	(7,000.00)	0.00	0.00	(23,311.60)	0.00	0.00	1,154.52	0.00	0.00	0.00
2A4	0.00	0.00	(7,000.00)	0.00	0.00	(14,686.31)	0.00	0.00	842.11	0.00	0.00	0.00
6A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,493.50	0.00
12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,177.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	823.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(972.97)	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.74)	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	119.68	0.00	0.00	0.00
48	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	(1,081.35)	0.00	0.00	0.00
Total	0.00	0.00	(24,500.00)	0.00	823.25	(105,601.56)	0.00	0.00	21,549.61	0.00	1,493.50	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(106,235.20)

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Supplemental Notes
None

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